Miscellaneous, Net - Summary of Miscellaneous, Net (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Other Income and Expenses [Abstract]
Costs associated with the sale of receivables	$ 1,500,000	$ 1,600,000
Strategic review costs	900,000
Other expense, net	$ (2,441,000)	$ (1,558,000)